Future Principal Payments Required Under Northwestern Loan (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Scheduled Principal Payments For Borrowings [Line Items]
2017	$ 8,288
2018	8,758
2019	9,254
2020	9,778
2021 and beyond	40,839
Total	$ 76,917